Investments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Summary of principal in subsidiaries

At 31 December 2017

Company and country of incorporation/ operation	Principal activities	Class of shares held	Proportion of class held (%)	Group interest (%)	Non-controlling interest (%)
Australia
Argyle Diamonds Limited	Mining and processing of diamonds	Ordinary	100	100	-
Dampier Salt Limited	Salt and gypsum	Ordinary	68.36	68.36	31.64
Energy Resources of Australia Limited	Uranium mining	Ordinary	68.39	68.39	31.61
Hamersley Iron Pty Limited	Iron ore mining	Ordinary	100	100	-
North Mining Limited (a)	Iron ore mining	Ordinary	100	100	-
Queensland Coal Pty Limited (b)	Coal mining	Ordinary	100	100	-
Rio Tinto Aluminium (Holdings) Limited	Bauxite mining; alumina production; primary aluminium smelting	Ordinary	100	100	-
Robe River Mining Co Pty Ltd (a)	Iron ore mining	Class A	40	60	40
		Class B	76.36
Brazil
Alcan Alumina Ltda. (c)	Alumina production and bauxite mining	Quota	100	100	-
Canada
Iron Ore Company of Canada(d)	Iron ore mining; iron ore pellets	Common	58.72	58.72	41.28
Rio Tinto Fer et Titane Inc.	Titanium dioxide feedstock; high purity iron and steel	Common	100	100	-
		Class B preference	100	100	-
		CAD 0.01 preferred	100	100	-
Rio Tinto Alcan Inc.	Bauxite mining; alumina refining; aluminium smelting	Common	100	100	-
Diavik Diamond Mines (2012) Inc. (e)	Diamond mining and processing	Common	100	100	-
Guinea
Simfer Jersey Limited (f)	Iron ore project	Ordinary	53	53	47
Madagascar
QIT Madagascar Minerals SA (g)	Ilmenite mining	Common	80	80
		Investment certificates	100	100	15
		Voting certificates	80	80	20
Mongolia
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC) (h)	Copper and gold mining	Common	50.79	50.79	49.21
Namibia
Rössing Uranium Limited (i)	Uranium mining	B N$1	71.22	68.62	31.38
		C N10c	70.59
South Africa
Richards Bay Titanium (Proprietary) Limited (j)	Titanium dioxide/high purity iron production	B Ordinary	100
		B preference	100	74	26
		Parent Preference	100
Richards Bay Mining (Proprietary) Limited (j)	Ilmenite, rutile and zircon mining	B Ordinary	100
		B preference	100	74	26
		Parent Preference	100
United States of America
Kennecott Holdings Corporation (including Kennecott Utah Copper, Kennecott Land and Kennecott Exploration)	Copper and gold mining, smelting and refining, land development and exploration activities	Common US$0.01	100	100	-
U.S. Borax Inc.	Mining, refining and marketing of borates	Common US$0.10	100	100	-

This list includes only those companies that have a more significant impact on the profit or assets of the Group. Refer to note 46 for a list of related undertakings.

The Group’s principal subsidiaries are mostly held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.

(a)

Robe River Mining Co Pty Ltd (which is 60 per cent owned by the Group) holds a 30 per cent interest in Robe River Iron Associates (Robe River). North Mining Ltd (which is wholly owned by the Group) holds a 35 per cent interest in Robe River. Through these companies the Group recognises a 65 per cent share of the assets, liabilities, revenues and expenses of Robe River, with a 12 per cent non-controlling interest. The Group therefore has a 53 per cent beneficial interest in Robe River

(b)

Queensland Coal Pty Limited is the main legal entity that holds the Group’s interests in Hail Creek (82 per cent) and Kestrel (80 per cent). These are unincorporated arrangements that are not entities; the Group recognises its share of assets, liabilities, revenues and expenses relating to these arrangements. Queensland Coal forms part of the Rio Tinto Coal Australia business unit.

(c)

Alcan Alumina Ltda holds the Group’s 10 per cent interest in Consórcio De Alumínio Do Maranhão, a joint operation in which the Group participates but is not a joint operator. The Group recognises its share of assets, liabilities, revenues and expenses relating to this arrangement.

(d)	Iron Ore Company of Canada is incorporated in the United States of America, but operates in Canada.
(e)

Diavik Diamond Mines (2012) Inc. is the legal entity that owns the Group’s 60 per cent interest in the Diavik Joint Venture, an unincorporated arrangement that is not an entity. The Group recognises its share of assets, liabilities, revenue and expenses relating to this arrangement.

(f)

Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53 per cent interest, has an 85 per cent interest in Simfer S.A. the company that operates the Simandou mining project in Guinea. The Group therefore has a 45.05 per cent indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

(g)

The Group’s shareholding in QIT Madagascar Minerals SA carries an 80 per cent economic interest and 80 per cent of the total voting rights; a further 5 per cent economic interest is held through non-voting investment certificates to give an economic interest of 85 per cent. The non-controlling interests have a 15 per cent economic interest and 20 per cent of the total voting rights.

(h)

The Group has a 50.79 per cent interest in Turquoise Hill Resources Ltd, which holds a 66 per cent interest in Oyu Tolgoi LLC (OT) which is subsidiary of Turquoise Hill Resources Ltd. The Group therefore has a 33.5 per cent indirect interest in OT. Turquoise Hill Resources Ltd is incorporated in Canada but operates principally in Mongolia.

(i)

The Group’s shareholding in Rössing Uranium Limited entitles it to 35.57 per cent of the total voting rights; the non-controlling interests hold 64.43 per cent of the total voting rights. Rössing is consolidated by virtue of the Group’s board control. The Government of Namibia has the ability to veto matters that are considered not to be in the interest of Namibia; this is considered to be a protective right. Rio Tinto therefore has control of Rössing and consolidates it as a subsidiary.

(j)

Additional classes of shares issued by Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited representing non-controlling interests are not shown. The Group’s total legal and beneficial interest in Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited is 74 per cent.

Rio Tinto plc [member]
Disclosure Of Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Investments in Group companies
	2017 US$m	2016 US$m
Investments in Group companies:
At 1 January	36,050	36,180
Additions	45	58
Disposals	-	(160)
Other adjustments	(2)	(28)
At 31 December	36,093	36,050

Summary of principal in subsidiaries

At 31 December 2017 the Company had the following principal subsidiaries:

Company	Principal activity	Country of incorporation	Percentage shareholding
Rio Tinto International Holdings Limited	Holding company	UK	100
Rio Tinto European Holdings Limited	Holding company	UK	100